CONTINGENCIES AND COMMITMENTS (Details) - Schedule of Lessee, Operating Lease, Liability, Maturity $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of Lessee, Operating Lease, Liability, Maturity [Abstract]
2021	$ 2,319
2022	1,771
2023	1,225
2024	590
2025	189
Thereafter	70
Total	$ 6,164